Discontinued Operation (Tables)	6 Months Ended
Mar. 31, 2023
Discontinued Operations [Abstract]
Schedule of Current Liabilities of Discontinued Operation	The liabilities of the discontinued operations, which are included in “Current liabilities of discontinued operation” on the Consolidated Balance Sheets as of September 30, 2022 and March 31, 2023, consist of the following:
	2022	2023
Liabilities of discontinued operation
Accounts payable	$207,206	$206,792
Other payables	62,119	72,347
Income tax payable	434,343	449,895
Total current liabilities	703,668	729,034
Total liabilities	$703,668	$729,034

Schedule of Revenues and Income (Loss) From Discontinued Operation	The following are revenues and income (loss) from discontinued operation:
	Six Months Ended March 31,
	2022	2023
Net revenues	$261	$120
Cost of revenues	(1,847)	-
(Loss)/Income from discontinued operation before income tax	(105,797)	131
Income tax expense	-	-
(Loss)/Income from discontinued operation, net of income tax	$(105,797)	$131